Operating segment data (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)
Operating segment data
Aeronautical revenues	$ 527,907	$ 8,931,657	$ 7,055,543	$ 5,277,728
Non-aeronautical revenues	155,294	2,627,423	2,229,802	1,653,379
Construction services revenues	171,287	2,898,000	2,649,423	1,788,903
Depreciation and amortization	37,907	641,343	551,200	487,230
Operating Income	476,795	8,066,909	6,064,486	4,110,389
Assets per segment	1,491,671		23,069,978	22,889,141	$ 25,237,595
Liabilities per segment	910,165		14,515,358	11,650,909	15,399,093
MDP Expenditures and other Capital Expenditures			3,290,783	2,117,178	3,643,876
Investments in airport concessions	$ 970,584		13,940,366	11,680,684	16,421,304
Operating segments
Operating segment data
Aeronautical revenues		9,015,860	7,126,932	5,326,515
Non-aeronautical revenues		7,571,384	5,480,845	5,330,118
Construction services revenues		2,898,000	2,650,253	1,803,825
Depreciation and amortization		652,567	561,319	487,230
Operating Income		11,101,920	8,875,250	5,425,577
Assets per segment			45,921,107	45,135,646	50,169,364
Liabilities per segment			20,546,163	16,539,503	22,911,658
MDP Expenditures and other Capital Expenditures			3,291,613	2,132,101	3,643,876
Investments in airport concessions			14,083,124	11,822,612	16,508,263
Operating segments | Monterrey
Operating segment data
Aeronautical revenues		4,254,275	3,142,454	2,371,178
Non-aeronautical revenues		833,676	699,779	551,744
Construction services revenues		1,125,682	1,414,207	908,960
Depreciation and amortization		225,581	168,595	142,152
Operating Income		1,503,933	1,337,766	505,076
Assets per segment			10,064,910	9,851,832	10,323,349
Liabilities per segment			2,917,998	2,328,736	2,927,224
MDP Expenditures and other Capital Expenditures			1,461,476	1,013,223	1,237,299
Investments in airport concessions			5,922,640	4,656,916	6,842,886
Operating segments | Acapulco
Operating segment data
Aeronautical revenues		326,157	275,301	196,631
Non-aeronautical revenues		38,184	38,444	33,250
Construction services revenues		64,558	76,474	44,088
Depreciation and amortization		48,495	46,760	45,693
Operating Income		107,762	106,615	41,484
Assets per segment			1,563,437	1,610,833	1,565,723
Liabilities per segment			314,200	475,820	320,234
MDP Expenditures and other Capital Expenditures			86,876	52,188	71,705
Investments in airport concessions			1,292,170	1,259,100	1,311,101
Operating segments | Mazatlan
Operating segment data
Aeronautical revenues		596,145	472,741	317,004
Non-aeronautical revenues		66,801	57,766	46,368
Construction services revenues		114,235	142,254	45,625
Depreciation and amortization		22,941	20,999	19,254
Operating Income		196,083	182,543	57,049
Assets per segment			1,538,740	1,472,456	1,532,767
Liabilities per segment			250,217	182,768	208,420
MDP Expenditures and other Capital Expenditures			148,605	54,387	139,367
Investments in airport concessions			697,290	575,299	789,260
Operating segments | Zihuatanejo
Operating segment data
Aeronautical revenues		253,766	219,411	137,018
Non-aeronautical revenues		27,868	25,255	22,127
Construction services revenues		78,863	98,199	129,957
Depreciation and amortization		22,150	21,487	20,058
Operating Income		83,393	85,484	26,664
Assets per segment			807,473	773,651	913,976
Liabilities per segment			194,626	213,664	251,686
MDP Expenditures and other Capital Expenditures			127,168	130,553	146,683
Investments in airport concessions			744,069	665,716	801,841
Operating segments | Chihuahua
Operating segment data
Aeronautical revenues		651,442	546,445	419,027
Non-aeronautical revenues		66,514	56,993	48,531
Construction services revenues		153,019	108,683	63,456
Depreciation and amortization		30,434	26,643	26,384
Operating Income		212,353	210,624	79,271
Assets per segment			1,244,337	1,156,808	1,366,801
Liabilities per segment			416,547	311,608	539,326
MDP Expenditures and other Capital Expenditures			137,204	64,277	252,864
Investments in airport concessions			831,637	747,296	956,330
Operating segments | Culiacan
Operating segment data
Aeronautical revenues		877,897	754,160	573,506
Non-aeronautical revenues		74,315	67,591	57,560
Construction services revenues		431,568	127,961	91,262
Depreciation and amortization		26,344	24,174	22,442
Operating Income		281,698	284,812	109,180
Assets per segment			1,288,354	1,291,889	1,689,917
Liabilities per segment			315,449	218,694	685,822
MDP Expenditures and other Capital Expenditures			198,690	93,664	442,301
Investments in airport concessions			804,427	698,863	1,211,187
Operating segments | Durango
Operating segment data
Aeronautical revenues		194,373	178,142	155,408
Non-aeronautical revenues		13,853	13,485	14,536
Construction services revenues		132,316	91,796	35,600
Depreciation and amortization		12,048	10,182	10,082
Operating Income		61,587	64,228	31,170
Assets per segment			492,548	433,110	595,674
Liabilities per segment			198,914	178,875	265,070
MDP Expenditures and other Capital Expenditures			209,505	37,840	136,369
Investments in airport concessions			362,520	280,275	483,360
Operating segments | San Luis Potosi
Operating segment data
Aeronautical revenues		296,570	246,795	192,712
Non-aeronautical revenues		39,762	41,350	38,345
Construction services revenues		116,144	55,609	67,399
Depreciation and amortization		28,799	26,006	24,150
Operating Income		99,479	99,870	35,288
Assets per segment			923,689	975,174	1,040,924
Liabilities per segment			598,902	592,318	709,305
MDP Expenditures and other Capital Expenditures			99,163	69,963	118,038
Investments in airport concessions			753,573	722,596	842,221
Operating segments | Tampico
Operating segment data
Aeronautical revenues		206,586	177,992	133,178
Non-aeronautical revenues		25,573	20,297	20,054
Construction services revenues		81,292	78,079	130,162
Depreciation and amortization		20,084	17,619	12,083
Operating Income		68,667	69,212	21,775
Assets per segment			697,865	607,634	724,399
Liabilities per segment			252,466	263,087	244,303
MDP Expenditures and other Capital Expenditures			82,426	133,222	139,318
Investments in airport concessions			565,004	504,349	626,373
Operating segments | Torreon
Operating segment data
Aeronautical revenues		288,548	231,357	175,268
Non-aeronautical revenues		27,073	25,193	24,450
Construction services revenues		71,347	55,155	28,802
Depreciation and amortization		12,125	11,334	10,811
Operating Income		93,315	89,481	32,917
Assets per segment			531,591	455,251	602,710
Liabilities per segment			163,161	150,071	236,674
MDP Expenditures and other Capital Expenditures			88,188	130,982	103,514
Investments in airport concessions			351,927	307,785	411,432
Operating segments | Zacatecas
Operating segment data
Aeronautical revenues		175,109	164,052	132,427
Non-aeronautical revenues		13,353	13,616	14,996
Construction services revenues		44,982	65,542	18,318
Depreciation and amortization		11,668	9,405	8,419
Operating Income		55,681	62,141	21,138
Assets per segment			361,218	304,253	377,824
Liabilities per segment			129,973	119,919	160,612
MDP Expenditures and other Capital Expenditures			83,413	38,291	53,008
Investments in airport concessions			281,018	223,770	315,380
Operating segments | Ciudad Juarez
Operating segment data
Aeronautical revenues		719,269	568,204	403,208
Non-aeronautical revenues		53,050	39,277	36,148
Construction services revenues		459,571	258,922	165,532
Depreciation and amortization		19,808	18,108	15,201
Operating Income		228,434	212,342	74,111
Assets per segment			1,315,268	908,182	1,732,844
Liabilities per segment			580,324	322,338	921,913
MDP Expenditures and other Capital Expenditures			272,255	200,447	460,640
Investments in airport concessions			770,990	528,488	1,212,467
Operating segments | Reynosa
Operating segment data
Aeronautical revenues		175,723	149,878	119,950
Non-aeronautical revenues		13,111	10,796	12,133
Construction services revenues		24,423	77,372	74,664
Depreciation and amortization		26,486	24,422	20,472
Operating Income		55,852	55,664	24,219
Assets per segment			866,773	889,245	881,059
Liabilities per segment			421,733	490,399	408,348
MDP Expenditures and other Capital Expenditures			98,412	86,752	34,726
Investments in airport concessions			705,859	652,159	704,425
Operating segments | NH T2 Hotel
Operating segment data
Non-aeronautical revenues		277,536	238,845	171,005
Depreciation and amortization		51,532	45,647	42,054
Operating Income		77,121	66,884	35,708
Assets per segment			491,404	517,121	462,707
Liabilities per segment			206,241	205,908	216,047
MDP Expenditures and other Capital Expenditures			59,814	105	31,412
Operating segments | Hilton Garden Inn
Operating segment data
Non-aeronautical revenues		115,248	94,067	52,483
Depreciation and amortization		11,799	11,758	9,634
Operating Income		34,809	24,652	5,789
Assets per segment			292,959	309,245	208,732
Liabilities per segment			39,681	32,992	50,902
MDP Expenditures and other Capital Expenditures			1,793		3,339
Operating segments | VYNMSA
Operating segment data
Non-aeronautical revenues		91,996	81,863	68,294
Depreciation and amortization		41,346	30,695	28,186
Operating Income		38,901	41,608	31,222
Assets per segment			592,992	486,130	797,012
Liabilities per segment			350,088	262,011	552,521
MDP Expenditures and other Capital Expenditures			82,554	16,127	205,741
Operating segments | Other Segment
Operating segment data
Non-aeronautical revenues		5,793,471	3,956,228	4,118,094
Depreciation and amortization		40,927	47,485	30,155
Operating Income		7,902,852	5,881,324	4,293,516
Assets per segment			22,847,549	23,092,832	25,352,946
Liabilities per segment			13,195,643	10,190,295	14,213,251
MDP Expenditures and other Capital Expenditures			54,071	10,080	67,552
Eliminations
Operating segment data
Aeronautical revenues		(84,203)	(71,389)	(48,787)
Non-aeronautical revenues		(4,943,961)	(3,251,043)	(3,676,739)
Construction services revenues			(830)	(14,922)
Depreciation and amortization		(11,224)	(10,119)
Operating Income		$ (3,035,011)	(2,810,764)	(1,315,188)
Assets per segment			(22,851,129)	(22,246,505)	(24,931,769)
Liabilities per segment			(6,030,805)	(4,888,594)	(7,512,565)
MDP Expenditures and other Capital Expenditures			(830)	(14,923)
Investments in airport concessions			$ (142,758)	$ (141,928)	$ (86,959)